INTERIM CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 6,467	$ 18,229
Short-term bank deposits	58,535	61,397
Investment in marketable securities	28,875	23,629
Other accounts receivable and prepaid expenses	3,765	2,742
Total current assets	97,642	105,997
NON-CURRENT ASSETS:
Restricted long-term bank deposit	371	343
Long-term prepaid expenses	1,738	1,888
Severance pay fund	3,257	3,072
Operating lease right to use asset	2,678	2,843
Property and equipment, net	839	852
Total non-current assets	8,883	8,998
Total assets	106,525	114,995
CURRENT LIABILITIES:
Trade payables	1,791	1,838
Deferred revenues	10,545	9,632
Current maturity of operating lease liability	471	448
Accrued expenses	4,930	5,168
Employees and related accruals	2,846	3,074
Total current liabilities	20,583	20,160
NON- CURRENT LIABILITIES:
Deferred revenues	29,592	34,045
Operating lease liability	2,499	2,464
Accrued severance pay	3,595	3,412
Total non-current liabilities	35,686	39,921
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized on June 30, 2025, and December 31, 2024; 93,535,357 and 89,541,246 shares issued and outstanding on June 30, 2025, and December 31, 2024, respectively	259	248
Additional paid-in capital	553,294	543,413
Accumulated other comprehensive income (loss)	(16)	11
Accumulated deficit	(503,281)	(488,758)
Total shareholders' equity	50,256	54,914
Total liabilities and shareholders' equity	$ 106,525	$ 114,995